General - Additional Information (Detail)	9 Months Ended
Sep. 30, 2016
Bank Of Lancaster
Organization Presentation And General [Line Items]
Percent of ownership	100.00%
Bay Trust Company
Organization Presentation And General [Line Items]
Percent of ownership	100.00%
Steptoes Holdings
Organization Presentation And General [Line Items]
Percent of ownership	100.00%